Intangible Assets (Details) - Schedule of intangible assets - USD ($)		9 Months Ended	12 Months Ended
		Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance of intangible assets		$ 11,235,008	$ 14,085,402
Less: accumulated amortization		(2,567,012)	(469,286)
Balance of intangible assets, Total		$ 8,667,996	13,616,116
Licenses and banking infrastructure [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Useful Life, licenses and banking infrastructure	[1]	10 years
Balance of licenses and banking infrastructure	[1]		14,085,402
Trade names [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Useful Life Trade names		3 years
Balance of Trade names		$ 784,246
Regulatory licenses [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Useful Life, Regulatory licenses		3 years
Balance of Regulatory licenses		$ 138,751
Technology [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Useful Life, Technology		5 years
Balance of Technology		$ 10,300,774
Software [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Useful Life, Software		3 years
Balance of Software		$ 11,237

[1]	In February 2022, a third party valuation report in connection with the acquisition of Match was completed. As a result, the Company adjusted the previous estimated allocation to reflect the results of the third party valuation. The Company decreased its cost of intangible assets of $2,861,631 and adjusted the estimated useful life of trade names and regulatory licenses from 10 years to 3 years and the estimated useful life of technology from 10 years to 5 years. This change in accounting estimate was effective in the first quarter of fiscal year 2022.